Valuation and Qualifying Accounts and Reserves (Schedule of Valuation and Qualifying Accounts Reserves) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 3		$ 4		$ 4
Charged to Consolidated Statements of Operations	1		0		1
Charged to Other Accounts	0		0		0
Deductions/ Other	(1)		(1)		(1)
Balance at End of Period	3		3		4
Environmental [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2		3		3
Charged to Consolidated Statements of Operations	1		0		0
Charged to Other Accounts	0		0		0
Deductions/ Other	(1)		(1)		0
Balance at End of Period	2		2		3
Litigation [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period					1
Charged to Consolidated Statements of Operations					0
Charged to Other Accounts					0
Deductions/ Other					(1)
Balance at End of Period					0
Other [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	1	[1]	1	[1]	0	[1]
Charged to Consolidated Statements of Operations	0	[1]	0	[1]	1	[1]
Charged to Other Accounts	0	[1]	0	[1]	0	[1]
Deductions/ Other	0	[1]	0	[1]	0	[1]
Balance at End of Period	$ 1	[1]	$ 1	[1]	$ 1	[1]

[1]	Principally consists of allowance for doubtful accounts, reserves against other long-term assets, which are included in other long-term assets, and other contingency liabilities, which are included in other current liabilities.